UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

Thomas S. Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

API TRUST EFFICENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Shares	Value
MUTUAL FUNDS - 28.4%
Fixed Income Funds - 1.7%
Oppenheimer Strategic Income Fund	92,897	$395,742

Flexible Portfolio Funds - 4.1%
Alger Balanced Fund	45,285	941,014

International Funds - 2.0%
T. Rowe Price International Growth & Income Fund	31,018	464,032

Large Cap Core Funds - 1.7%
Rydex Dynamic Titan 500 Fund	9,759	398,480

Money Market Funds - 8.3%
Government Obligations Fund	1,916,477	1,916,477

Multi Cap Core Funds - 1.6%
Rydex Mekros Fund	10,921	381,126

Multi Cap Growth Funds - 1.6%
Rydex Dynamic Velocity 100 Fund	16,609	370,872

Multi Cap Value Funds - 5.9%
Rydex Core Equity Fund	83,664	1,357,865

Real Estate Funds - 1.5%
CGM Realty Fund	11,819	348,426

Total Mutual Funds (cost $6,375,845)		6,574,034

COMMON STOCKS - 17.4%
Auto Parts & Accessories -1.6%
Standard Motor Products, Inc.	35,000	371,350

Banks - 5.3%
B B & T Corp.	9,000	355,770
Citi Group	9,000	417,330
J.P. Morgan Chase & Co.	11,000	452,540

		1,225,640

Basic Materials - 4.9%
DuPont (E.I.) de Nemours & Co.	9,000	362,160
Freeport-McMoRan Copper & Gold, Inc.	8,000	405,040
Quaker Chemical Corporation	18,000	359,820

		1,127,020

Machine Tool - 1.7%
Stanley Works	8,000	401,120

Tobacco - 1.9%
Altria	6,000	431,400

Utilities - Telecommunications - 2.0%
A T & T, Inc.	17,000	469,030

Total Common Stocks (cost $3,943,017)		4,025,560

CLOSED END FUNDS - 6.0%
ACM Income Fund, Inc.	49,000	416,010

John Hancock Premium Dividend Trust II	20,000	235,200
Latin American Discovery Fund	26,500	736,170

Total Closed End Funds (cost $957,868)		1,387,380

EXCHANGE TRADED FUNDS - 48.3%
Asia 50 ADR Index	6,000	$521,400
i Shares Cohen & Steers Realty Major	8,000	655,520
i Shares Dow Jones Select Dividend Index	16,000	1,012,800
i Shares Dow Jones U.S. Utilities Index	10,000	790,700
i Shares Lehman 7-10 Year Treasury Bond Fund	4,500	373,050
i Shares Lehman Aggregate Bond Fund	5,000	501,600
i Shares MSCI Brazil	18,000	742,140
i Shares MSCI Canada	23,500	548,490
i Shares MSCI Pacific Ex-Japan	4,500	466,650
i Shares MSCI Taiwan	35,000	442,400
i Shares Russell Midcap Value Index	3,500	458,395
i Shares S&P 100 Index	9,000	524,070
i Shares S&P 1500 Index	4,000	459,160
i Shares S&P Global Energy Sector	5,000	488,500
i Shares S&P Latin America 40	5,000	715,100
i Shares S&P Midcap 400	6,000	464,160
i Shares S&P SmallCap 600	7,500	466,500
i Shares S&P/TOPIX 150	5,000	601,950
PowerShares High Yield Equity Dividend Trust	63,000	947,520

Total Exchange Traded Funds (cost $8,987,544)		11,180,105

TOTAL INVESTMENTS - 100.1% (cost $20,264,274)		23,167,079

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(22,852)

Net Assets		$23,144,227

API TRUST EFFICENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Shares	Value
MUTUAL FUNDS - 73.5%
China Region Funds - 3.0%
Matthews China Fund	104,409	$1,756,166

Emerging Markets Funds - 5.0%
Third Millennium Russia Fund	35,659	2,078,209
Vontobel Eastern Europe Equity Fund	34,540	844,146

		2,922,355

European Region Funds - 2.2%
Rydex Large Cap Europe Fund	67,814	1,308,816

Global Funds - 4.4%
CSI Equity Fund	61,700	1,010,033
Oakmark Global Fund	62,167	1,521,220

		2,531,253

International Funds - 3.7%
Epoch International Small Cap Fund	58,343	1,185,531
T. Rowe Price International Stock Fund	63,816	991,066

		2,176,597

Japanese Funds - 2.7%
Matthews Japan Fund	83,763	1,550,462

Large Cap Core Funds - 4.5%
Legg Mason Value Trust - Navigator	21,023	1,577,171
Rydex Dynamic Titan 500 Fund	25,548	1,043,142

		2,620,313

Large Cap Growth Funds - 5.3%
Alger Large Cap Growth Fund	164,575	1,807,035
Rydex Large Cap Growth Fund	50,135	1,294,485

		3,101,520

Latin American Funds - 1.9%
T. Rowe Price Latin America Fund	36,670	1,105,977

Mid Cap Growth Funds - 5.2%
Alger Mid Cap Growth Fund	179,383	1,625,211
Rydex Mid Cap Growth Fund	44,563	1,400,178

		3,025,389

Money Market Funds - 2.6%
Government Obligations Fund	1,505,312	1,505,312

Multi Cap Core Funds - 3.6%
Rydex Sector Rotation Fund	151,503	2,061,956

Multi Cap Growth Funds - 7.8%
Alger Capital Appreciation Fund	189,728	1,944,714
Legg Mason Opportunity Trust Institutional	90,195	1,606,375
Rydex Dynamic Velocity 100 Fund	43,478	970,870

		4,521,959

Pacific Region Funds - 7.3%
Matthews Korea Fund	328,819	2,176,779
Matthews Pacific Tiger Fund	101,064	2,041,493

		4,218,272

Small Cap Core Funds - 5.2%
Rydex Mekros Fund	29,566	1,031,836
Satuit Capital Micro Fund	19,608	503,333
Trendstar Small Cap Fund	116,175	1,502,145

		3,037,314

Small Cap Growth Funds - 9.1%
Alger Small Cap Growth Fund	352,972	2,100,181
Rydex Small Cap Growth Fund	42,633	1,320,988
Turner Small Cap Growth Fund	65,349	1,835,662

		5,256,831

Total Mutual Funds (cost $33,333,599)		42,700,492

COMMON STOCKS - 26.7%
Aerospace/Defense - 0.8%
Esterline Technologies Corp.	11,000	458,040

Beverages - 0.9%
Pepsico, Inc.	9,000	531,990

Biotechnology - 1.4%
Alkermes, Inc.	32,000	813,120

Building Materials/Supplies - 1.0%
Home Depot, Inc.	14,000	590,100

Casinos - 0.8%
Carnival Corp.	9,000	464,850

Communications - 1.7%
CommScope, Inc.	40,000	959,600

Computers - 4.2%
ANSYS, Inc.	13,000	616,460
Palm, Inc.	17,000	702,100
THQ, Inc.	21,000	504,000
WebEx Communications, Inc.	23,000	641,240

		2,463,800

Electronics - 2.0%
Digital River, Inc.	16,000	602,240
International Rectifier	15,000	556,500

		1,158,740

Financial Services - 1.1%
PNC Financial Services Group	9,000	633,150

Home Construction/Manufacturing - 1.2%
Lennar Corporation	12,000	718,320

Hospital/Medical Care - 0.9%
UnitedHealth Group, Inc.	9,000	524,070

Industrial Services - 1.1%
Verisign, Inc.	28,000	662,480

Insurance - 3.0%
ACE Ltd.	11,000	613,030
CIGNA Corp.	5,000	613,750
MetLife, Inc.	10,000	501,200

		1,727,980

Machine Tool - 1.0%
Actuant Corp.	11,000	606,100

Medical Instruments/Supplies - 1.3%
PolyMedica Corporation	18,000	727,920

Polution Control - 0.9%
Casella Waste Systems, Inc.	38,000	537,700

Publishing - 0.7%
John Wiley & Sons, Inc.	11,000	414,150

Retailers - Specialty - 1.1%
Tractor Supply Co.	10,000	631,800

Securities Brokers - 1.6%
Legg Mason, Inc.	7,000	914,130

Total Common Stocks (cost $12,673,715)		15,538,040

TOTAL INVESTMENTS - 100.2% (cost $46,007,314)		58,238,532

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(127,918)

Net Assets		$58,110,614

API TRUST EFFICENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Principal/Shares	Value
CORPORATE BONDS - 60.5%
Autos/Auto Parts & Accessories - 4.3%
Daimler Chrysler North America Holding Corp., 7.2%, due 9/1/2009	$500,000	$525,408

Banks/Savings & Loans - 8.2%
U S Bank NA, 5.7%, due 12/15/2008	500,000	507,079
Washington Mutual, Inc., 4.375%, due 1/15/2008	500,000	492,818

		999,897

Computer/Hardware - 4.0%
IBM Corp., 4.25%, due 9/15/2009	500,000	486,651

Financial Services - 18.7%
CIT Group, Inc., 4.0%, due 5/8/2008	400,000	390,270
Countrywide Home Loan, 3.25%, due 5/21/2008	400,000	383,523
International Lease Finance Corp., 6.375%, due 3/15/2009	500,000	514,433
HSBC Finance Corp., 5.0%, due 12/15/2008	1,000,000	989,973

		2,278,199

Household Products - 4.0%
Proctor & Gamble Co., 4.3%, due 8/15/2008	500,000	491,794

Oil & Gas Exploration/Production - 4.4%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	500,000	532,250

Retail - Department Stores - 4.3%
Wal-Mart Stores, 6.875%, due 8/10/2009	500,000	528,622

Securities Brokers - 12.6%
Goldman Sachs Group, 6.65%, due 5/15/2009	500,000	520,583
Lehman Brothers, Inc., 7.375%, due 1/15/2007	500,000	508,456
Merrill Lynch & Co., 6.0%, due 2/17/2009	500,000	511,355

		1,540,394

Total Corporate Bonds (cost $7,513,943)		7,383,215

U.S. GOVERNMENT AGENCY NOTES - 8.1%
Federal Home Loan Bank, 5.14%, due 1/10/2011	$1,000,000	993,442

Total U.S. Government Agency Notes (cost $997,536)		993,442

CLOSED END FUNDS - 16.3%
Alliance World Dollar Government Fund II	16,000	210,560
BlackRock Core Bond Trust	13,000	175,370
Corporate High Yield	22,000	177,760
Hartford Income Shares Fund, Inc.	25,000	203,250
Neuberger Berman Income Opportunity Fund	13,000	198,900
Pioneer High Income Trust	12,000	204,720
Preferred Income Strategies Fund	9,000	193,230
RMK Strategic Income Fund	12,000	198,480
DWS Multi Market Income Trust	20,000	230,000
DWS Strategic Income Trust	13,000	192,400

Total Closed End Funds (cost $1,989,878)		1,984,670

EXCHANGE TRADED FUNDS - 11.9%
i Shares Lehman 1-3 Year Treasury Bond Fund	3,500	280,490
i Shares Lehman 2 Year Treasury Bond Fund	3,000	273,870
i Shares Lehman 7-10 Year Treasury Bond Fund	3,500	290,150
i Shares Lehman Aggregate Bond Fund	3,000	300,960
i Shares Lehman TIPS Bond Fund	3,000	308,550

Total Exchange Traded Funds (cost $1,483,127)		1,454,020

MONEY MARKET FUNDS - 2.6%
Government Obligations Fund	323,750	323,750

TOTAL INVESTMENTS - 99.4% (cost $12,308,234)		12,139,097

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		73,934

Net Assets		$12,213,031

API TRUST EFFICENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Shares	Value
MUTUAL FUNDS - 15.8%
Financial Sector Funds - 1.6%
Rydex Financial Services Fund	42,119	$534,906

Large Cap Core Funds - 1.7%
Rydex Dynamic Titan 500 Fund	13,415	547,720

Money Market Funds - 2.5%
Government Obligations Fund	805,978	805,978

Multi Cap Core Funds - 6.7%
Rydex Core Equity Fund	135,908	2,205,786

Multi Cap Growth Funds - 1.6%
Rydex Dynamic Velocity 100 Fund	23,315	520,623

Small Cap Core Funds - 1.7%
Rydex Mekros Fund	15,519	541,620

Total Mutual Funds (cost $5,076,012)		5,156,633

CLOSED END FUNDS - 10.1%
Chile Fund, Inc.	35,000	623,350
Japan Smaller Capitalization Fund, Inc.	92,000	1,449,920
Mexico Equity and Income Fund, Inc.	30,000	572,100
Mexico Fund, Inc.	22,000	677,600

Total Closed End Funds (cost $3,164,627)		3,322,970

EXCHANGE TRADED FUNDS - 74.3%
i Shares Dow Jones U.S. Basic Materials Sector	20,000	1,067,400
i Shares Dow Jones U.S. Financial Sector	18,000	1,883,160
i Shares Dow Jones U.S. Financial Services	10,000	1,188,500
i Shares Goldman Sachs Networking	28,500	983,820
i Shares Goldman Sachs Software	19,000	772,540
i Shares MSCI - Australia	47,000	933,420
i Shares MSCI - Austria	25,000	751,000
i Shares MSCI - Brazil	27,000	1,113,210
i Shares MSCI EAFE Index	29,000	1,809,890
i Shares MSCI Emerging Markets	35,000	3,391,500
i Shares MSCI - Japan	75,000	1,035,000
i Shares MSCI - Mexico	24,000	918,960
i Shares MSCI - Pacific Ex-Japan	9,000	933,300
i Shares MSCI - Singapore	118,000	1,008,900
i Shares MSCI - Spain	15,000	597,450
i Shares MSCI - Sweden	25,000	594,750
i Shares MSCI - Taiwan	61,000	771,040
i Shares MSCI - United Kingdom	27,000	529,200
SPDR - Financial Select Sector	35,000	1,142,050
SPDR - Materials Select Sector	35,000	1,087,100
SPDR - Utilities Select Sector	55,000	1,791,350

Total Exchange Traded Funds (cost $20,285,922)		24,303,540

TOTAL INVESTMENTS - 100.2% (cost $28,526,561)		32,783,143

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(60,457)

Net Assets		$32,722,686

API TRUST EFFICENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS - 59.1%
Aerospace/Defense - 2.4%
Boeing Company	12,000	$872,280

Banks - 3.2%
Citi Group	11,000	510,070
Wachovia Corp.	11,500	644,805

		1,154,875

Basic Materials - 2.0%
Ryerson Tull, Inc.	29,000	731,960

Building Materials/Supplies - 1.7%
Sherwin-Williams Co.	14,000	637,700

Coal Producers - 3.3%
Westmoreland Coal Co.	49,000	1,191,680

Drug Stores - 2.0%
CVS Corp.	26,000	736,580

Energy - 4.6%
Headwaters, Inc.	19,000	705,280
Kerr McGee Corp.	10,000	977,000

		1,682,280

Financial Services - 10.3%
American Express Co.	9,500	511,860
Chicago Mercantile Exchange Holdings	3,500	1,489,600
CIT Group	15,000	806,550
Moody’s Corp.	14,000	938,000

		3,746,010

Home Construction - 2.3%
Beazer Homes USA	13,000	824,850

Heavy Machinery/Equipment - 2.1%
Cummins, Inc.	7,000	757,960

Hospital/Medical Care - 5.3%
UnitedHealth Group, Inc.	16,000	931,680
WellPoint, Inc.	13,000	998,270

		1,929,950

Insurance - 1.5%
Erie Indemnity Co.	10,000	530,700

Machine Tool - 2.5%
Snap-on, Inc.	23,000	895,160

Packaging/Containers - 4.1%
Silgan Holdings, Inc.	38,000	1,497,960

Railroads - 2.4%
Norfolk Southern Corp.	17,000	870,060

Savings & Loans/Thrifts - 3.4%
Washington Mutual, Inc.	29,000	1,238,300

Securities Brokers - 6.0%
Legg Mason Inc.	9,000	1,175,310
Lehman Brothers Holdings Inc.	7,000	1,021,650

		2,196,960

Total Common Stocks (cost $11,891,853)		21,495,265

MUTUAL FUNDS - 33.1%
International Small Cap Funds - 2.0%
Oalmark International Small Cap Fund	34,188	737,436

Large Cap Core Funds - 1.7%
Rydex Dynamic Titan 500 Fund	15,329	625,885

Large Cap Value Funds - 6.5%
Rydex Large Cap Value Fund	81,872	2,359,539

Mid Cap Value Funds - 6.6%
Rydex Mid Cap Value Fund	75,559	2,392,203

Money Market Funds - 6.1%
Government Obligations Fund	2,232,163	2,232,163

Multi Cap Growth Funds - 1.6%
Rydex Dynamic Velocity 100 Fund	26,087	582,522

Small Cap Core Funds - 1.7%
Rydex Mekros Fund	17,153	598,628

Small Cap Value Funds - 6.9%
Rydex Small Cap Value Fund	78,290	2,503,710

Total Mutual Funds (cost $11,759,220)		12,032,086

EXCHANGE TRADED FUNDS - 7.9%
i Shares MSCI - Brazil	15,000	618,450
i Shares MSCI EAFE Index	8,500	530,485
i Shares MSCI - Japan	38,000	524,400
i Shares MSCI - Pacific Ex-Japan	5,500	570,350
i Shares S&P Latin America 40	4,500	643,590

Total Exchange Traded Funds (cost $2,864,582)		2,887,275

TOTAL INVESTMENTS - 100.1% (cost $26,515,655)		36,414,626

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(55,562)

Net Assets		$36,359,064

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: April 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: April 25, 2006

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: April 25, 2006